RELATED PARTY TRANSACTIONS - Disclosure of information about options granted to the CEO, CFO, the Corporate Secretary, and the Company's directors (Details)	12 Months Ended
	Nov. 30, 2019 CAD ($) share	Nov. 30, 2018 CAD ($)	Nov. 30, 2017 CAD ($)
Disclosure of transactions between related parties [line items]
Number of options granted | share	3,300,000
Expense for the period | $	$ 692,091
CEO [Member]
Disclosure of transactions between related parties [line items]
Number of options granted | share	400,000
Expense for the period | $	$ 113,077
CFO [Member]
Disclosure of transactions between related parties [line items]
Number of options granted | share	100,000
Expense for the period | $	$ 28,269
Corporate Secretary [Member]
Disclosure of transactions between related parties [line items]
Number of options granted | share	100,000
Expense for the period | $	$ 28,269
Directors [Member]
Disclosure of transactions between related parties [line items]
Number of options granted | share	750,000
Expense for the period | $	$ 90,530
Related parties [member]
Disclosure of transactions between related parties [line items]
Number of options granted | share	1,350,000
Expense for the period | $	$ 260,145	$ 0	$ 0